PENSION PLANS AND RETIREE BENEFITS (Summary of Amounts Recorded in A Regulatory Asset (Liability)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0.8	$ (1.2)
Net actuarial gain (loss)	188.2	(104.6)
Recognized in regulatory asset (liability)	189.0	(105.8)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(110.2)	5.6
Net actuarial gain (loss)	(52.6)	(12.4)
Recognized in regulatory asset (liability)	(162.8)	(6.8)
Canada [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		(30.6)
Recognized in regulatory asset (liability)		(30.6)
Canada [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)		0.4
Recognized in regulatory asset (liability)		0.4
United States [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0.8	(1.2)
Net actuarial gain (loss)	188.2	(74.0)
Recognized in regulatory asset (liability)	189.0	(75.2)
United States [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(110.2)	5.6
Net actuarial gain (loss)	(52.6)	(12.8)
Recognized in regulatory asset (liability)	$ (162.8)	$ (7.2)